Summary of Change in Balance Sheet Position of Product-Related Liabilities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Product Liability Contingency [Line Items]
Reserve at beginning of the year	$ 29.9	$ 33.0	$ 39.2
Change in reserve	21.3	19.3	14.8
Cash payments	(15.2)	(22.7)	(21.2)
Translation difference	0.4	0.3	0.2
Reserve at end of the year	$ 36.4	$ 29.9	$ 33.0